CONSOLIDATING FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
CONSOLIDATING FINANCIAL STATEMENTS
CONSOLIDATING FINANCIAL STATEMENTS

21.           CONSOLIDATING FINANCIAL STATEMENTS

The obligations of the Company under the senior notes are guaranteed by the following 100% owned subsidiaries of the Company (the “guarantor subsidiaries”): Round Mountain Gold Corporation, Kinross Brasil Mineração S.A., Fairbanks Gold Mining, Inc., Melba Creek Mining, Inc., KG Mining (Round Mountain) Inc., KG Mining (Bald Mountain) Inc., Red Back Mining B.V., Red Back Mining (Ghana) Limited, White Ice Ventures Limited, KG Far East (Luxembourg) Sarl. All guarantees by the guarantor subsidiaries are joint and several, and full and unconditional; subject to certain customary release provisions contained in the indenture governing the senior notes.

The following tables contain separate financial information related to the guarantor subsidiaries as set out in the consolidating balance sheets as at December 31, 2018 and 2017 and the consolidating statements of operations, statements of comprehensive income (loss) and statements of cash flows for the years ended December 31, 2018 and 2017. For purposes of this information, the financial statements of Kinross Gold Corporation and of the guarantor subsidiaries reflect investments in subsidiary companies on an equity accounting basis.

Consolidating balance sheet as at December 31, 2018

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$29.7	$103.8	$—	$133.5	$215.5	$—	$349.0
Restricted cash	—	6.2	—	6.2	6.5	—	12.7
Accounts receivable and other assets	9.7	30.4	—	40.1	61.3	—	101.4
Intercompany receivables	558.9	1,098.0	(275.8)	1,381.1	4,283.2	(5,664.3)	—
Current income tax recoverable	—	2.3	—	2.3	76.7	—	79.0
Inventories	2.6	478.3	—	480.9	571.1	—	1,052.0
Unrealized fair value of derivative assets	3.3	0.5	—	3.8	—	—	3.8
	604.2	1,719.5	(275.8)	2,047.9	5,214.3	(5,664.3)	$1,597.9
Non-current assets
Property, plant and equipment	31.5	2,931.4	—	2,962.9	2,556.2	—	5,519.1
Goodwill	—	158.8	—	158.8	3.9	—	162.7
Long-term investments	145.9	—	—	145.9	10.0	—	155.9
Investments in joint ventures and associate	—	—	—	—	18.3	—	18.3
Intercompany investments	3,557.8	3,983.5	(6,213.0)	1,328.3	15,167.0	(16,495.3)	—
Unrealized fair value of derivative assets	—	0.8	—	0.8	—	—	0.8
Other long-term assets	11.7	187.3	—	199.0	365.1	—	564.1
Long-term intercompany receivables	3,215.3	2,421.7	(1,981.0)	3,656.0	3,576.0	(7,232.0)	—
Deferred tax assets	—	—	—	—	45.0	—	45.0
Total assets	$7,566.4	$11,403.0	$(8,469.8)	$10,499.6	$26,955.8	$(29,391.6)	$8,063.8

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$74.5	$207.9	$—	$282.4	$183.5	$—	$465.9
Intercompany payables	131.0	687.3	(275.8)	542.5	5,121.8	(5,664.3)	—
Current income tax payable	—	14.1	—	14.1	7.6	—	21.7
Current portion of provisions	—	23.6	—	23.6	49.0	—	72.6
Current portion of unrealized fair value of derivative liabilities	7.1	12.3	—	19.4	2.8	—	22.2
Deferred payment obligation	—	—	—	—	30.0	—	30.0
	212.6	945.2	(275.8)	882.0	5,394.7	(5,664.3)	612.4
Non-current liabilities
Long-term debt	1,735.0	—	—	1,735.0	—	—	1,735.0
Provisions	10.9	403.0	—	413.9	402.5	—	816.4
Unrealized fair value of derivative liabilities	3.9	3.6	—	7.5	2.1	—	9.6
Other long-term liabilities	—	54.7	—	54.7	43.2	—	97.9
Long-term intercompany payables	1,097.3	3,589.4	(1,981.0)	2,705.7	4,526.3	(7,232.0)	—
Deferred tax liabilities	—	194.1	—	194.1	71.1	—	265.2
Total liabilities	3,059.7	5,190.0	(2,256.8)	5,992.9	10,439.9	(12,896.3)	3,536.5

Equity
Common shareholders’ equity
Common share capital	$14,913.4	$1,795.3	$(1,795.3)	$14,913.4	$19,217.6	$(19,217.6)	$14,913.4
Contributed surplus	239.8	3,442.6	(3,442.6)	239.8	6,415.6	(6,415.6)	239.8
Accumulated deficit	(10,548.0)	1,001.6	(1,001.6)	(10,548.0)	(9,078.2)	9,078.2	(10,548.0)
Accumulated other comprehensive income (loss)	(98.5)	(26.5)	26.5	(98.5)	(59.7)	59.7	(98.5)
Total common shareholders’ equity	4,506.7	6,213.0	(6,213.0)	4,506.7	16,495.3	(16,495.3)	4,506.7
Non-controlling interest	—	—	—	—	20.6	—	20.6
Total equity	4,506.7	6,213.0	(6,213.0)	4,506.7	16,515.9	(16,495.3)	4,527.3

Total liabilities and equity	$7,566.4	$11,403.0	$(8,469.8)	$10,499.6	$26,955.8	$(29,391.6)	$8,063.8

Consolidating balance sheet as at December 31, 2017

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$267.6	$122.7	$—	$390.3	$635.5	$—	$1,025.8
Restricted cash	—	5.6	—	5.6	6.5	—	12.1
Accounts receivable and other assets	10.4	26.6	—	37.0	54.3	—	91.3
Intercompany receivables	518.6	1,297.9	(245.7)	1,570.8	4,256.8	(5,827.6)	—
Current income tax recoverable	—	17.1	—	17.1	26.8	—	43.9
Inventories	2.1	560.6	—	562.7	531.6	—	1,094.3
Unrealized fair value of derivative assets	23.0	(10.7)	—	12.3	4.7	—	17.0
	821.7	2,019.8	(245.7)	2,595.8	5,516.2	(5,827.6)	2,284.4
Non-current assets
Property, plant and equipment	27.6	2,478.9	—	2,506.5	2,380.7	—	4,887.2
Goodwill	—	158.8	—	158.8	3.9	—	162.7
Long-term investments	180.8	—	—	180.8	7.2	—	188.0
Investments in joint ventures and associate	—	5.5	—	5.5	18.2	—	23.7
Intercompany investments	3,535.2	3,269.1	(6,202.6)	601.7	14,693.0	(15,294.7)	—
Unrealized fair value of derivative assets	14.8	(12.3)	—	2.5	1.4	—	3.9
Other long-term assets	11.7	133.2	—	144.9	429.1	—	574.0
Long-term intercompany receivables	3,206.4	2,414.3	(1,819.9)	3,800.8	3,171.3	(6,972.1)	—
Deferred tax assets	—	0.1	—	0.1	33.2	—	33.3
Total assets	$7,798.2	$10,467.4	$(8,268.2)	$9,997.4	$26,254.2	$(28,094.4)	$8,157.2

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$88.5	$218.0	$—	$306.5	$176.1	$—	$482.6
Intercompany payables	184.4	643.0	(245.7)	581.7	5,245.9	(5,827.6)	—
Current income tax payable	—	19.5	—	19.5	15.6	—	35.1
Current portion of provisions	—	13.5	—	13.5	53.0	—	66.5
Current portion of unrealized fair value of derivative liabilities	—	1.1	—	1.1	—	—	1.1
Deferred payment obligation	—	—	—	—	—	—	—
	272.9	895.1	(245.7)	922.3	5,490.6	(5,827.6)	585.3
Non-current liabilities
Long-term debt	1,732.6	—	—	1,732.6	—	—	1,732.6
Provisions	9.8	367.5	—	377.3	453.2	—	830.5
Unrealized fair value of derivative liabilities	—	0.2	—	0.2	—	—	0.2
Other long-term liabilities	—	67.4	—	67.4	66.4	—	133.8
Long-term intercompany payables	1,199.3	2,777.2	(1,819.9)	2,156.6	4,815.5	(6,972.1)	—
Deferred tax liabilities	—	157.4	—	157.4	98.2	—	255.6
Total liabilities	3,214.6	4,264.8	(2,065.6)	5,413.8	10,923.9	(12,799.7)	3,538.0

Equity
Common shareholders’ equity
Common share capital	$14,902.5	$1,713.3	$(1,713.3)	$14,902.5	$18,702.5	$(18,702.5)	$14,902.5
Contributed surplus	240.7	3,464.9	(3,464.9)	240.7	6,271.9	(6,271.9)	240.7
Accumulated deficit	(10,580.7)	1,038.6	(1,038.6)	(10,580.7)	(9,660.3)	9,660.3	(10,580.7)
Accumulated other comprehensive income (loss)	21.1	(14.2)	14.2	21.1	(19.4)	19.4	21.1
Total common shareholders’ equity	4,583.6	6,202.6	(6,202.6)	4,583.6	15,294.7	(15,294.7)	4,583.6
Non-controlling interest	—	—	—	—	35.6	—	35.6
Total equity	4,583.6	6,202.6	(6,202.6)	4,583.6	15,330.3	(15,294.7)	4,619.2

Total liabilities and equity	$7,798.2	$10,467.4	$(8,268.2)	$9,997.4	$26,254.2	$(28,094.4)	$8,157.2

Consolidating statement of operations for the year ended December 31, 2018

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Revenue
Metal sales	$1,936.0	$1,837.2	$(1,784.0)	$1,989.2	$1,223.4	$—	$3,212.6

Cost of sales
Production cost of sales	1,897.7	1,091.6	(1,784.0)	1,205.3	655.2	—	1,860.5
Depreciation, depletion and amortization	3.7	409.3	—	413.0	359.4	—	772.4
Impairment, net of reversals	—	—	—	—	—	—	—
Total cost of sales	1,901.4	1,500.9	(1,784.0)	1,618.3	1,014.6	—	2,632.9
Gross profit	34.6	336.3	—	370.9	208.8	—	579.7
Other operating expense	7.6	59.9	—	67.5	69.5	—	137.0
Exploration and business development	26.1	17.4	—	43.5	65.7	—	109.2
General and administrative	76.0	4.5	—	80.5	52.5	—	133.0
Operating earnings (loss)	(75.1)	254.5	—	179.4	21.1	—	200.5
Other income (expense) - net	12.9	(57.9)	—	(45.0)	460.1	(411.9)	3.2
Equity in earnings (losses) of joint ventures, associate and intercompany investments	41.4	1.0	(78.1)	(35.7)	0.1	35.3	(0.3)
Finance income	64.7	59.8	(8.1)	116.4	123.0	(228.4)	11.0
Finance expense	(64.6)	(104.5)	8.1	(161.0)	(168.6)	228.4	(101.2)
Earnings (loss) before tax	(20.7)	152.9	(78.1)	54.1	435.7	(376.6)	113.2
Income tax (expense) recovery - net	(2.9)	(74.8)	—	(77.7)	(61.1)	—	(138.8)
Net (loss) earnings	$(23.6)	$78.1	$(78.1)	$(23.6)	$374.6	$(376.6)	$(25.6)
Net (loss) earnings attributable to:
Non-controlling interest	$—	$—	$—	$—	$(2.0)	$—	$(2.0)
Common shareholders	$(23.6)	$78.1	$(78.1)	$(23.6)	$376.6	$(376.6)	$(23.6)

Consolidating statement of operations for the year ended December 31, 2017

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Revenue
Metal sales	$1,945.9	$1,781.1	$(1,771.4)	$1,955.6	$1,347.4	$—	$3,303.0

Cost of sales
Production cost of sales	1,918.8	1,019.9	(1,772.0)	1,166.7	590.7	—	1,757.4
Depreciation, depletion and amortization	4.9	404.0	0.6	409.5	409.9	—	819.4
Impairment, net of reversals	—	164.4	—	164.4	(142.9)	—	21.5
Total cost of sales	1,923.7	1,588.3	(1,771.4)	1,740.6	857.7	—	2,598.3
Gross profit	22.2	192.8	—	215.0	489.7	—	704.7
Other operating expense	3.4	30.7	—	34.1	95.5	—	129.6
Exploration and business development	21.8	22.1	—	43.9	62.1	—	106.0
General and administrative	75.1	4.7	—	79.8	52.8	—	132.6
Operating earnings (loss)	(78.1)	135.3	—	57.2	279.3	—	336.5
Other income (expense) - net	(127.9)	(22.3)	—	(150.2)	654.4	(316.1)	188.1
Equity in earnings (losses) of joint ventures, associate and intercompany investments	679.4	232.9	(392.5)	519.8	(0.6)	(520.5)	(1.3)
Finance income	50.6	27.1	(1.9)	75.8	79.5	(141.8)	13.5
Finance expense	(80.1)	(45.9)	1.9	(124.1)	(135.5)	141.8	(117.8)
Earnings (loss) before tax	443.9	327.1	(392.5)	378.5	877.1	(836.6)	419.0
Income tax (expense) recovery - net	1.5	65.4	—	66.9	(43.7)	—	23.2
Net (loss) earnings	$445.4	$392.5	$(392.5)	$445.4	$833.4	$(836.6)	$442.2
Net (loss) earnings attributable to:
Non-controlling interest	$—	$—	$—	$—	$(3.2)	$—	$(3.2)
Common shareholders	$445.4	$392.5	$(392.5)	$445.4	$836.6	$(836.6)	$445.4

Consolidating statement of comprehensive income (loss) for the year ended December 31, 2018

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net (loss) earnings	$(23.6)	$78.1	$(78.1)	$(23.6)	$374.6	$(376.6)	$(25.6)

Other comprehensive income (loss), net of tax:
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value (a)	(24.2)	—	—	(24.2)	(1.6)	—	(25.8)
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value (b)	(12.1)	(35.8)	—	(47.9)	—	—	(47.9)
Cash flow hedges - reclassified to profit or loss (c)	(6.7)	(2.4)	—	(9.1)	—	—	(9.1)
	(43.0)	(38.2)	—	(81.2)	(1.6)	—	(82.8)
Equity in other comprehensive income (loss) of intercompany investments	(39.8)	—	38.2	(1.6)	—	1.6	—
Total comprehensive income (loss)	$(106.4)	$39.9	$(39.9)	$(106.4)	$373.0	$(375.0)	$(108.4)

Attributable to non-controlling interest	$—	$—	$—	$—	$(2.0)	$—	$(2.0)
Attributable to common shareholders	$(106.4)	$39.9	$(39.9)	$(106.4)	$375.0	$(375.0)	$(106.4)

(a) Net of tax of	$—	$—	$—	$—	$(0.3)	$—	$(0.3)
(b) Net of tax of	$(3.0)	$(17.9)	$—	$(20.9)	$—	$—	$(20.9)
(c) Net of tax of	$—	$0.2	$—	$0.2	$—	$—	$0.2

Consolidating statement of comprehensive income (loss) for the year ended December 31, 2017

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated

Net (loss) earnings	$445.4	$392.5	$(392.5)	$445.4	$833.4	$(836.6)	$442.2

Other comprehensive income (loss), net of tax:
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value (a)	(18.5)	—	—	(18.5)	1.8	—	(16.7)
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value (b)	6.8	5.1	—	11.9	—	—	11.9
Cash flow hedges - reclassified to profit or loss (c)	(2.6)	(10.6)	—	(13.2)	—	—	(13.2)
	(14.3)	(5.5)	—	(19.8)	1.8	—	(18.0)
Equity in other comprehensive income (loss) of intercompany investments	(3.7)	—	5.5	1.8	—	(1.8)	—
Total comprehensive income (loss)	$427.4	$387.0	$(387.0)	$427.4	$835.2	$(838.4)	$424.2

Attributable to non-controlling interest	$—	$—	$—	$—	$(3.2)	$—	$(3.2)
Attributable to common shareholders	$427.4	$387.0	$(387.0)	$427.4	$838.4	$(838.4)	$427.4

(a) Net of tax of	$—	$—	$—	$—	$0.3	$—	$0.3
(b) Net of tax of	$2.5	$2.3	$—	$4.8	$—	$—	$4.8
(c) Net of tax of	$(1.0)	$(4.9)	$—	$(5.9)	$—	$—	$(5.9)

Consolidating statement of cash flows for the year ended December 31, 2018

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net inflow (outflow) of cash related to the following activities:
Operating:
Net (loss) earnings	$(23.6)	$78.1	$(78.1)	$(23.6)	$374.6	$(376.6)	$(25.6)
Adjustments to reconcile net (loss) earnings to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	3.7	409.3	—	413.0	359.4	—	772.4
(Gain) loss on disposition of associate and other interests - net	—	—	—	—	(2.1)	—	(2.1)
Impairment, net of reversals	—	—	—	—	—	—	—
Equity in losses (earnings) of joint ventures, associate and intercompany investments	(41.4)	(1.0)	78.1	35.7	(0.1)	(35.3)	0.3
Share-based compensation expense	14.6	—	—	14.6	—	—	14.6
Finance expense	64.6	104.5	(8.1)	161.0	168.6	(228.4)	101.2
Deferred tax expense (recovery)	3.0	42.0	—	45.0	(36.1)	—	8.9
Foreign exchange losses (gains) and other	5.4	(8.4)	—	(3.0)	15.5	—	12.5
Reclamation (recovery) expense	—	—	—	—	(8.0)	—	(8.0)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(1.6)	7.9	—	6.3	(29.0)	—	(22.7)
Inventories	(0.5)	18.0	—	17.5	(23.2)	—	(5.7)
Accounts payable and accrued liabilities	(23.9)	12.8	—	(11.1)	80.9	—	69.8
Cash flow provided from (used in) operating activities	0.3	663.2	(8.1)	655.4	900.5	(640.3)	915.6
Income taxes paid	0.1	(28.5)	—	(28.4)	(98.5)	—	(126.9)
Net cash flow provided from (used in) operating activities	0.4	634.7	(8.1)	627.0	802.0	(640.3)	788.7
Investing:
Additions to property, plant and equipment	(7.4)	(523.7)	—	(531.1)	(512.3)	—	(1,043.4)
Acquisitions	—	(269.2)	—	(269.2)	(35.0)	—	(304.2)
Net additions to long-term investments and other assets	10.7	(23.5)	—	(12.8)	(40.1)	—	(52.9)
Net proceeds from the sale of property, plant and equipment	—	0.5	—	0.5	5.9	—	6.4
Net proceeds from disposition of associate and other interests	—	—	—	—	—	—	—
(Increase) decrease in restricted cash	—	(0.6)	—	(0.6)	—	—	(0.6)
Interest received and other	2.2	1.4	—	3.6	4.1	—	7.7
Net cash flow provided from (used in) from investing activities	5.5	(815.1)	—	(809.6)	(577.4)	—	(1,387.0)
Financing:
Proceeds from issuance/draw down of debt	80.0	—	—	80.0	—	—	80.0
Repayment of debt	(80.0)	—	—	(80.0)	—	—	(80.0)
Interest paid	(57.9)	—	—	(57.9)	—	—	(57.9)
Issuance of common shares on exercise of options	0.5	—	—	0.5	—	—	0.5
Dividends received from (paid to) common shareholders and subsidiaries	0.1	0.4	—	0.5	(412.4)	411.9	—
Dividend paid to non-controlling interest	—	—	—	—	(13.0)	—	(13.0)
Intercompany advances	(185.1)	161.1	8.1	(15.9)	(212.5)	228.4	—
Other	(1.4)	—	—	(1.4)	(0.8)	—	(2.2)
Net cash flow provided from (used in) financing activities	(243.8)	161.5	8.1	(74.2)	(638.7)	640.3	(72.6)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	(5.9)	—	(5.9)
(Decrease) increase in cash and cash equivalents	(237.9)	(18.9)	—	(256.8)	(420.0)	—	(676.8)

Cash and cash equivalents, beginning of period	267.6	122.7	—	390.3	635.5	—	1,025.8

Cash and cash equivalents, end of period	$29.7	$103.8	$—	$133.5	$215.5	$—	$349.0

Consolidating statement of cash flows for the year ended December 31, 2017

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net inflow (outflow) of cash related to the following activities:
Operating:
Net (loss) earnings	$445.4	$392.5	$(392.5)	$445.4	$833.4	$(836.6)	$442.2
Adjustments to reconcile net (loss) earnings to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	4.9	404.0	0.6	409.5	409.9	—	819.4
(Gain) loss on disposition of associate and other interests - net	5.4	—	—	5.4	(60.6)	—	(55.2)
Impairment, net of reversals	—	164.4	—	164.4	(239.9)	—	(75.5)
Equity in losses (earnings) of joint ventures, associate and intercompany investments	(679.4)	(232.9)	392.5	(519.8)	0.6	520.5	1.3
Share-based compensation expense	13.6	—	—	13.6	—	—	13.6
Finance expense	80.1	45.9	(1.9)	124.1	135.5	(141.8)	117.8
Deferred tax expense (recovery)	(1.5)	(69.3)	—	(70.8)	(5.6)	—	(76.4)
Foreign exchange losses (gains) and other	132.8	(1.3)	—	131.5	(163.4)	—	(31.9)
Reclamation (recovery) expense	—	—	—	—	11.4	—	11.4
Changes in operating assets and liabilities:
Accounts receivable and other assets	(1.7)	3.0	—	1.3	107.3	—	108.6
Inventories	3.5	(69.1)	(0.6)	(66.2)	(20.5)	—	(86.7)
Accounts payable and accrued liabilities	(4.9)	23.0	—	18.1	(66.6)	—	(48.5)
Cash flow provided from (used in) operating activities	(1.8)	660.2	(1.9)	656.5	941.5	(457.9)	1,140.1
Income taxes paid	—	(10.9)	—	(10.9)	(177.6)	—	(188.5)
Net cash flow provided from (used in) operating activities	(1.8)	649.3	(1.9)	645.6	763.9	(457.9)	951.6
Investing:
Additions to property, plant and equipment	(5.7)	(410.8)	—	(416.5)	(481.1)	—	(897.6)
Acquisitions	—	—	—	—	—	—	—
Net additions to long-term investments and other assets	(26.2)	(24.2)	—	(50.4)	(23.4)	—	(73.8)
Net proceeds from the sale of property, plant and equipment	—	1.8	—	1.8	6.7	—	8.5
Net proceeds from disposition of associate and other interests	7.5	—	—	7.5	262.1	—	269.6
(Increase) decrease in restricted cash	—	(0.9)	—	(0.9)	0.4	—	(0.5)
Interest received and other	1.5	1.9	—	3.4	3.2	—	6.6
Net cash flow provided from (used in) investing activities	(22.9)	(432.2)	—	(455.1)	(232.1)	—	(687.2)
Financing:
Proceeds from issuance/drawdown of debt	494.7	—	—	494.7	—	—	494.7
Repayment of debt	(500.0)	—	—	(500.0)	—	—	(500.0)
Interest paid	(62.9)	—	—	(62.9)	—	—	(62.9)
Issuance of common shares on exercise of options	0.8	—	—	0.8	—	—	0.8
Dividends received from (paid to) common shareholders and subsidiaries	—	—	—	—	(316.1)	316.1	—
Dividend paid to non-controlling interest	—	—	—	—	—	—	—
Intercompany advances	235.1	(240.0)	1.9	(3.0)	(138.8)	141.8	—
Other	(1.6)	—	—	(1.6)	—	—	(1.6)
Net cash flow provided from (used in) financing activities	166.1	(240.0)	1.9	(72.0)	(454.9)	457.9	(69.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	3.4	—	3.4
(Decrease) increase in cash and cash equivalents	141.4	(22.9)	—	118.5	80.3	—	198.8

Cash and cash equivalents, beginning of period	126.2	145.6	—	271.8	555.2	—	827.0

Cash and cash equivalents, end of period	$267.6	$122.7	$—	$390.3	$635.5	$—	$1,025.8